Equity - Direct offering and private placement (Details) - Securities purchase agreement - USD ($)	Nov. 09, 2023	Nov. 07, 2023
Subsidiary, Sale of Stock
Sales of ordinary shares of investors	9,376	9,376
Gross proceeds	$ 3,994,222	$ 3,994,222
Purchase price for each share and corresponding Warrant	$ 426	$ 426